UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-02786

DWS High Income Series

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2010

ITEM 1.	REPORT TO STOCKHOLDERS

  MARCH 31, 2010

Semiannual Report to Shareholders

DWS High Income Fund

Contents

4 Performance Summary

7 Information About Your Fund's Expenses

9 Portfolio Summary

11 Investment Portfolio

26 Financial Statements

30 Financial Highlights

34 Notes to Financial Statements

43 Other Information

44 Summary of Management Fee Evaluation by Independent Fee Consultant

49 Account Management Resources

50 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality and non-rated securities present greater risk of loss than investments in higher-quality securities. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary March 31, 2010

Average Annual Total Returns as of 3/31/10
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	10.08%	41.90%	3.62%	5.73%	5.68%
Class B	9.64%	40.74%	2.84%	4.86%	4.82%
Class C	9.67%	40.44%	2.84%	4.88%	4.83%
Adjusted for the Maximum Sales Charge
Class A (max 4.50% load)	5.13%	35.52%	2.05%	4.76%	5.20%
Class B (max 4.00% CDSC)	5.64%	37.74%	2.29%	4.72%	4.82%
Class C (max 1.00% CDSC)	8.67%	40.44%	2.84%	4.88%	4.83%
No Sales Charges						Life of Institutional Class*
Institutional Class	10.24%	41.93%	3.94%	6.06%	N/A	9.54%
Credit Suisse High Yield Index+	10.99%	52.27%	5.83%	7.16%	7.68%	10.23%

Sources: Lipper, Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
* Institutional Class shares commenced operations on August 19, 2002. Index returns began on August 31, 2002.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2010 are 0.96%, 1.77%, 1.72% and 0.67% for Class A, Class B, Class C and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

The Fund may charge a 2% fee for redemptions of shares held less than 30 days.

Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS High Income Fund — Class A [] Credit Suisse High Yield Index+

Yearly periods ended March 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Credit Suisse High Yield Index is an unmanaged trader-priced portfolio constructed to mirror the global high-yield debt market.
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Institutional Class
Net Asset Value: 3/31/10	$ 4.69	$ 4.69	$ 4.69	$ 4.69
9/30/09	$ 4.44	$ 4.44	$ 4.44	$ 4.44
Distribution Information: Six Months as of 3/31/10: Income Dividends	$ .19	$ .17	$ .17	$ .20
March Income Dividend	$ .0323	$ .0290	$ .0292	$ .0334
SEC 30-day Yield++	6.93%	6.49%	6.54%	7.48%
Current Annualized Distribution Rate++	8.26%	7.42%	7.47%	8.55%
++ The SEC yield is net investment income per share earned over the month ended March 31, 2010, shown as the annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Current annualized distribution rate is the latest monthly dividend as an annualized percentage of net asset value on March 31, 2010. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Yields and distribution rates are historical, not guaranteed, and will fluctuate.
Lipper Rankings — High Current Yield Funds Category as of 3/31/10
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	311	of	460	68
3-Year	256	of	399	64
5-Year	193	of	343	57
10-Year	121	of	222	55
Class B 1-Year	329	of	460	72
3-Year	320	of	399	80
5-Year	281	of	343	82
10-Year	162	of	222	73
Class C 1-Year	342	of	460	75
3-Year	320	of	399	80
5-Year	279	of	343	82
10-Year	161	of	222	73
Institutional Class 1-Year	309	of	460	68
3-Year	226	of	399	57
5-Year	150	of	343	44

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2009 to March 31, 2010).

The tables illustrate your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended March 31, 2010
Actual Fund Return	Class A	Class B	Class C	Institutional Class
Beginning Account Value 10/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 3/31/10	$ 1,100.80	$ 1,096.40	$ 1,096.70	$ 1,102.40
Expenses Paid per $1,000*	$ 4.98	$ 9.25	$ 8.89	$ 3.51
Hypothetical 5% Fund Return	Class A	Class B	Class C	Institutional Class
Beginning Account Value 10/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 3/31/10	$ 1,020.19	$ 1,016.11	$ 1,016.45	$ 1,021.59
Expenses Paid per $1,000*	$ 4.78	$ 8.90	$ 8.55	$ 3.38
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Institutional Class
DWS High Income Fund	.95%	1.77%	1.70%	.67%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	3/31/10	9/30/09

Corporate Bonds	90%	89%
Loan Participations and Assignments	9%	9%
Cash Equivalents	1%	2%
	100%	100%
Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	3/31/10	9/30/09

Consumer Discretionary	19%	18%
Financials	14%	16%
Energy	13%	12%
Materials	12%	13%
Industrials	11%	8%
Telecommunication Services	10%	11%
Health Care	6%	6%
Utilities	6%	8%
Information Technology	5%	4%
Consumer Staples	4%	4%
	100%	100%
Quality (As a % of Investment Portfolio excluding Securities Lending Collateral)	3/31/10	9/30/09

Cash Equivalents	1%	2%
BBB	—	1%
BB	14%	16%
B	57%	47%
CCC	23%	24%
CC	—	4%
C	—	1%
D	1%	3%
Not Rated	4%	2%
	100%	100%

Asset allocation, sector diversification and quality are subject to change.

The quality ratings represents the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk.

Effective Maturity	3/31/10	9/30/09

Less than 1 year	11%	14%
1-4.99 years	31%	35%
5-6.99 years	29%	30%
7 years or greater	29%	21%
	100%	100%

Effective maturity is the weighted average of the bonds held by the Fund taking into consideration any maturity shortening features.

Weighted average effective maturity: 5.5 and 4.8 years, respectively.

Effective maturity is subject to change.

For complete details about the Fund's investment portfolio, see page 11. A quarterly Fact Sheet is available upon request. A complete list of the Fund's portfolio holdings is posted as of the month end on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of March 31, 2010 (Unaudited)

		Principal Amount ($) (a)	Value ($)

Corporate Bonds 89.4%
Consumer Discretionary 15.2%
AMC Entertainment, Inc.:
8.0%, 3/1/2014		4,818,000	4,848,112
8.75%, 6/1/2019		5,685,000	5,969,250
American Achievement Corp., 144A, 8.25%, 4/1/2012		1,720,000	1,702,800
Ameristar Casinos, Inc., 9.25%, 6/1/2014 (b)		4,220,000	4,420,450
Arcos Dorados BV, 144A, 7.5%, 10/1/2019 (b)		1,775,000	1,837,125
ArvinMeritor, Inc., 10.625%, 3/15/2018 (b)		2,870,000	2,970,450
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		3,990,000	3,800,475
8.0%, 3/15/2014		1,710,000	1,714,275
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015		4,040,000	4,040,000
Avis Budget Car Rental LLC, 144A, 9.265%, 3/15/2018		2,120,000	2,215,400
Brunswick Corp., 144A, 11.25%, 11/1/2016		2,310,000	2,627,625
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015**		2,875,000	952,344
Carlson Wagonlit BV, 144A, 6.415%***, 5/1/2015	EUR	440,000	540,800
Carrols Corp., 9.0%, 1/15/2013		1,810,000	1,841,675
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017 (b)		6,855,000	7,043,512
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 9.25%, 12/15/2017 (b)		775,000	805,031
Series B, 144A, 9.25%, 12/15/2017		1,150,000	1,201,750
CSC Holdings LLC:
144A, 8.5%, 4/15/2014		4,720,000	5,026,800
144A, 8.5%, 6/15/2015		3,410,000	3,614,600
DISH DBS Corp., 7.125%, 2/1/2016		1,820,000	1,854,125
Dollarama Group Holdings LP, 7.206%***, 8/15/2012 (c)		2,705,000	2,684,713
Easton-Bell Sports, Inc., 144A, 9.75%, 12/1/2016		575,000	605,188
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015**		3,640,000	40,950
Ford Motor Co., 7.45%, 7/16/2031 (b)		8,215,000	7,763,175
Gannett Co., Inc.:
144A, 8.75%, 11/15/2014		1,145,000	1,220,856
144A, 9.375%, 11/15/2017 (b)		2,295,000	2,452,781
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016 (b)		1,780,000	1,922,400
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		3,395,000	3,361,050
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020 (b)		3,020,000	2,992,518
Hanesbrands, Inc., 8.0%, 12/15/2016		1,140,000	1,179,900
Harrah's Operating Co., Inc., 11.25%, 6/1/2017 (b)		13,410,000	14,449,275
Hertz Corp., 8.875%, 1/1/2014		10,460,000	10,747,650
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		2,634,000	2,252,070
Lamar Media Corp., Series C, 6.625%, 8/15/2015		1,025,000	985,281
Lear Corp.:
7.875%, 3/15/2018		1,885,000	1,906,206
8.125%, 3/15/2020 (b)		1,880,000	1,910,550
Levi Strauss & Co., 8.625%, 4/1/2013	EUR	5,500,000	7,614,292
Libbey Glass, Inc., 144A, 10.0%, 2/15/2015		1,210,000	1,273,525
Mediacom Broadband LLC, 8.5%, 10/15/2015		2,690,000	2,750,525
Mediacom LLC, 144A, 9.125%, 8/15/2019		1,085,000	1,118,906
MGM MIRAGE:
144A, 9.0%, 3/15/2020		1,315,000	1,354,450
144A, 10.375%, 5/15/2014		2,660,000	2,932,650
144A, 11.125%, 11/15/2017		3,585,000	4,033,125
Michaels Stores, Inc., Step-up Coupon, 0% to 11/1/2011, 13.0% to 11/1/2016		1,205,000	1,066,425
Neiman Marcus Group, Inc.:
9.0%, 10/15/2015 (PIK)		1,167,786	1,191,142
10.375%, 10/15/2015		3,945,000	4,073,213
Netflix, Inc., 8.5%, 11/15/2017		1,145,000	1,202,250
Norcraft Companies LP, 144A, 10.5%, 12/15/2015		8,730,000	9,210,150
Norcraft Holdings LP, 9.75%, 9/1/2012		4,356,000	4,138,200
Penn National Gaming, Inc., 144A, 8.75%, 8/15/2019		1,245,000	1,263,675
Penske Automotive Group, Inc., 7.75%, 12/15/2016		8,910,000	8,575,875
Pinnacle Entertainment, Inc.:
7.5%, 6/15/2015 (b)		2,615,000	2,261,975
144A, 8.625%, 8/1/2017		2,240,000	2,189,600
Reader's Digest Association, Inc., 9.0%, 2/15/2017**		2,505,000	25,050
Sabre Holdings Corp., 8.35%, 3/15/2016		5,070,000	4,816,500
Seminole Indian Tribe of Florida, 144A, 7.804%, 10/1/2020		3,725,000	3,471,924
Simmons Bedding Co., 144A, 11.25%, 7/15/2015		2,445,000	2,665,050
Simmons Co., 10.0%, 12/15/2014**		11,875,000	222,656
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015 (b)		2,760,000	2,749,650
Sonic Automotive, Inc.:
Series B, 8.625%, 8/15/2013		1,614,000	1,660,403
144A, 9.0%, 3/15/2018 (b)		4,530,000	4,643,250
Standard Pacific Corp., 10.75%, 9/15/2016		2,260,000	2,404,075
Toys "R" Us, Inc., 7.375%, 10/15/2018		1,610,000	1,545,600
Travelport LLC:
4.877%***, 9/1/2014		2,640,000	2,587,200
9.875%, 9/1/2014		3,355,000	3,505,975
11.875%, 9/1/2016		1,210,000	1,326,463
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015**		855,000	4,275
United Components, Inc., 9.375%, 6/15/2013		570,000	572,850
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	11,735,000	16,168,466
144A, 8.0%, 11/1/2016	EUR	3,515,000	4,723,799
Vertis, Inc., 13.5%, 4/1/2014 (PIK)		1,518,462	637,754
Videotron Ltd.:
6.875%, 1/15/2014		610,000	619,150
9.125%, 4/15/2018		3,625,000	4,028,281
WMG Acquisition Corp., 144A, 9.5%, 6/15/2016		2,920,000	3,120,750
Young Broadcasting, Inc., 8.75%, 1/15/2014**		15,800,000	110,600
			233,360,861
Consumer Staples 3.4%
Alliance One International, Inc., 144A, 10.0%, 7/15/2016 (b)		3,325,000	3,474,625
B&G Foods, Inc., 7.625%, 1/15/2018		1,320,000	1,344,750
Central Garden & Pet Co., 8.25%, 3/1/2018		1,765,000	1,789,269
Cott Beverages, Inc., 144A, 8.375%, 11/15/2017		1,145,000	1,182,213
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		1,700,000	1,742,500
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		4,250,000	3,973,750
General Nutrition Centers, Inc., 5.75%***, 3/15/2014 (PIK)		1,960,000	1,854,650
Ingles Markets, Inc., 8.875%, 5/15/2017 (b)		1,785,000	1,865,325
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		13,632,250	11,860,057
Reddy Ice Corp., 144A, 11.25%, 3/15/2015		1,305,000	1,370,250
Rite Aid Corp.:
7.5%, 3/1/2017		1,675,000	1,553,562
10.25%, 10/15/2019		1,140,000	1,216,950
Smithfield Foods, Inc.:
7.75%, 7/1/2017		5,335,000	5,241,637
144A, 10.0%, 7/15/2014 (b)		4,375,000	4,878,125
SUPERVALU, Inc., 8.0%, 5/1/2016 (b)		1,650,000	1,670,625
Tops Markets LLC, 144A, 10.125%, 10/15/2015		2,815,000	2,927,600
TreeHouse Foods, Inc., 7.75%, 3/1/2018		1,185,000	1,229,438
Tyson Foods, Inc., 7.85%, 4/1/2016		3,010,000	3,235,750
			52,411,076
Energy 12.9%
Atlas Energy Operating Co., LLC:
10.75%, 2/1/2018		7,030,000	7,733,000
12.125%, 8/1/2017		2,385,000	2,730,825
Belden & Blake Corp., 8.75%, 7/15/2012		15,945,000	14,908,575
Berry Petroleum Co., 10.25%, 6/1/2014		3,305,000	3,643,762
Bill Barrett Corp., 9.875%, 7/15/2016 (b)		2,415,000	2,602,163
Bristow Group, Inc., 7.5%, 9/15/2017 (b)		3,800,000	3,838,000
Chaparral Energy, Inc., 8.5%, 12/1/2015		5,985,000	5,461,312
Chesapeake Energy Corp.:
6.25%, 1/15/2018 (b)		2,715,000	2,586,038
6.875%, 1/15/2016		2,945,000	2,908,188
6.875%, 11/15/2020 (b)		3,885,000	3,778,162
7.25%, 12/15/2018		3,145,000	3,145,000
9.5%, 2/15/2015 (b)		570,000	619,875
Cloud Peak Energy Resources LLC:
144A, 8.25%, 12/15/2017		1,140,000	1,162,800
144A, 8.5%, 12/15/2019		1,140,000	1,168,500
Coffeyville Resources, 144A, 9.0%, 4/1/2015 (d)		3,285,000	3,342,488
Concho Resources, Inc., 8.625%, 10/1/2017		1,140,000	1,208,400
CONSOL Energy, Inc.:
144A, 8.0%, 4/1/2017 (d)		5,295,000	5,440,612
144A, 8.25%, 4/1/2020 (d)		5,295,000	5,440,612
Continental Resources, Inc.:
144A, 7.375%, 10/1/2020		1,560,000	1,567,800
8.25%, 10/1/2019		855,000	906,300
Crosstex Energy, 144A, 8.875%, 2/15/2018		2,765,000	2,851,406
Dynegy Holdings, Inc., 7.75%, 6/1/2019		3,020,000	2,280,100
El Paso Corp.:
7.25%, 6/1/2018		3,840,000	3,962,523
8.25%, 2/15/2016		2,455,000	2,620,713
Frontier Oil Corp., 8.5%, 9/15/2016 (b)		2,045,000	2,096,125
Hilcorp Energy I LP, 144A, 8.0%, 2/15/2020		1,660,000	1,610,200
Holly Corp., 144A, 9.875%, 6/15/2017		4,250,000	4,377,500
Holly Energy Partners LP, 144A, 8.25%, 3/15/2018		2,670,000	2,696,700
Linn Energy LLC:
144A, 8.625%, 4/15/2020 (d)		2,460,000	2,463,075
144A, 11.75%, 5/15/2017		5,075,000	5,760,125
Mariner Energy, Inc.:
7.5%, 4/15/2013		2,850,000	2,871,375
8.0%, 5/15/2017		3,660,000	3,595,950
Murray Energy Corp., 144A, 10.25%, 10/15/2015		1,650,000	1,691,250
Newfield Exploration Co., 7.125%, 5/15/2018		5,250,000	5,328,750
Niska Gas Storage US LLC, 144A, 8.875%, 3/15/2018		2,610,000	2,668,725
OPTI Canada, Inc.:
7.875%, 12/15/2014		9,320,000	8,714,200
8.25%, 12/15/2014		6,805,000	6,396,700
144A, 9.0%, 12/15/2012		1,100,000	1,133,000
Petrohawk Energy Corp.:
7.875%, 6/1/2015		1,785,000	1,818,469
9.125%, 7/15/2013		3,295,000	3,439,156
10.5%, 8/1/2014		2,225,000	2,455,844
Plains Exploration & Production Co.:
7.0%, 3/15/2017 (b)		3,000,000	2,955,000
7.625%, 6/1/2018		5,955,000	6,014,550
8.625%, 10/15/2019		1,620,000	1,717,200
Quicksilver Resources, Inc.:
7.125%, 4/1/2016		8,385,000	7,965,750
11.75%, 1/1/2016		3,095,000	3,543,775
Regency Energy Partners LP:
8.375%, 12/15/2013		4,020,000	4,170,750
144A, 9.375%, 6/1/2016		5,775,000	6,121,500
Sabine Pass LNG LP, 7.25%, 11/30/2013		5,495,000	5,165,300
Southwestern Energy Co., 7.5%, 2/1/2018 (b)		2,230,000	2,419,550
Stone Energy Corp.:
6.75%, 12/15/2014		5,200,000	4,576,000
8.625%, 2/1/2017		6,360,000	6,264,600
Western Refining, Inc., 144A, 10.75%***, 6/15/2014		1,210,000	1,089,000
			197,027,273
Financials 13.6%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		7,335,000	6,748,200
Antero Resources Finance Corp., 144A, 9.375%, 12/1/2017		1,660,000	1,709,800
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		4,745,000	2,135,250
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014**		1,705,000	225,913
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		4,430,000	4,529,675
Case New Holland, Inc., 144A, 7.75%, 9/1/2013		2,310,000	2,396,625
Cemex Finance LLC, 144A, 9.5%, 12/14/2016		3,325,000	3,441,375
CIT Group, Inc., 7.0%, 5/1/2017 (b)		6,120,000	5,645,700
Conproca SA de CV, REG S, 12.0%, 6/16/2010		3,913,468	3,996,355
DuPont Fabros Technology LP, (REIT), 144A, 8.5%, 12/15/2017		3,340,000	3,440,200
E*TRADE Financial Corp.:
7.375%, 9/15/2013		7,950,000	7,632,000
12.5%, 11/30/2017 (PIK)		4,818,000	5,757,510
Eaton Vance Corp., CDO II, Series C-X, 13.68%, 7/15/2012**		3,079,470	0
Express LLC, 144A, 8.75%, 3/1/2018		2,205,000	2,249,100
Expro Finance Luxembourg SCA, 144A, 8.5%, 12/15/2016		2,260,000	2,282,600
FCE Bank PLC, 9.375%, 1/17/2014	EUR	5,550,000	8,170,760
Fibria Overseas Finance Ltd., 144A, 9.25%, 10/30/2019 (b)		1,690,000	1,926,600
Ford Motor Credit Co., LLC, 8.125%, 1/15/2020 (b)		685,000	718,545
Fresenius US Finance II, Inc., 144A, 9.0%, 7/15/2015		1,640,000	1,828,600
GMAC, Inc.:
7.0%, 2/1/2012		4,155,000	4,227,712
7.25%, 3/2/2011		30,000	30,525
144A, 8.0%, 3/15/2020		3,850,000	3,946,250
144A, 8.3%, 2/12/2015		1,770,000	1,858,500
Hellas Telecommunications Finance SCA, 144A, 8.684%***, 7/15/2015 (PIK)	EUR	2,415,899	359
Hexion Finance Escrow LLC, 144A, 8.875%, 2/1/2018		4,905,000	4,831,425
Inmarsat Finance PLC, 144A, 7.375%, 12/1/2017		1,940,000	2,017,600
International Lease Finance Corp.:
144A, 8.625%, 9/15/2015		1,885,000	1,926,954
144A, 8.75%, 3/15/2017		3,805,000	3,892,641
iPayment, Inc., 9.75%, 5/15/2014		3,155,000	2,878,938
LBI Escrow Corp., 144A, 8.0%, 11/1/2017 (d)		2,535,000	2,630,063
Level 3 Financing, Inc., 9.25%, 11/1/2014		2,465,000	2,403,375
National Money Mart Co., 144A, 10.375%, 12/15/2016		6,100,000	6,473,625
New ASAT (Finance) Ltd., 9.25%, 2/1/2011**		4,710,000	836,025
Nielsen Finance LLC:
Step-up Coupon, 0% to 8/1/2011, 12.5% to 8/1/2016		7,500,000	7,125,000
11.5%, 5/1/2016		1,220,000	1,378,600
Nuveen Investments, Inc., 10.5%, 11/15/2015		4,090,000	3,967,300
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		4,580,000	4,339,550
Pinnacle Foods Finance LLC:
9.25%, 4/1/2015 (b)		2,690,000	2,757,250
144A, 9.25%, 4/1/2015		2,710,000	2,777,750
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		740,000	779,775
Reynolds Group DL Escrow, Inc., 144A, 7.75%, 10/15/2016		4,280,000	4,397,700
SLM Corp., 8.0%, 3/25/2020		1,105,000	1,076,004
Sprint Capital Corp., 8.375%, 3/15/2012		6,615,000	6,879,600
Terra Capital, Inc., 7.75%, 11/1/2019		2,110,000	2,547,825
Toys "R" Us Property Co. I, LLC, 144A, 10.75%, 7/15/2017		3,105,000	3,462,075
Tropicana Entertainment LLC, 9.625%, 12/15/2014**		8,975,000	7,853
UCI Holdco, Inc., 8.257%***, 12/15/2013 (PIK)		4,866,173	4,574,203
UPC Germany GmbH:
144A, 8.125%, 12/1/2017		3,965,000	4,088,906
144A, 9.625%, 12/1/2019	EUR	4,290,000	6,084,005
Virgin Media Finance PLC:
8.75%, 4/15/2014		2,275,000	2,329,031
Series 1, 9.5%, 8/15/2016		11,135,000	12,164,987
Wind Acquisition Finance SA:
144A, 11.0%, 12/1/2015	EUR	11,790,000	17,118,482
144A, 11.75%, 7/15/2017		9,350,000	10,331,750
144A, 11.75%, 7/15/2017	EUR	2,765,000	4,145,349
144A, 12.0%, 12/1/2015		164,000	177,120
Wind Acquisition Holdings Finance SA, 144A, 12.25%, 7/15/2017 (PIK)	EUR	2,215,000	2,909,419
			208,208,334
Health Care 5.7%
Community Health Systems, Inc., 8.875%, 7/15/2015		21,785,000	22,547,475
HCA, Inc.:
144A, 7.875%, 2/15/2020		8,675,000	9,081,641
9.125%, 11/15/2014		7,370,000	7,784,562
9.25%, 11/15/2016		17,485,000	18,588,741
9.625%, 11/15/2016 (PIK)		6,511,000	6,974,909
144A, 9.875%, 2/15/2017		270,000	294,300
HEALTHSOUTH Corp., 10.75%, 6/15/2016		2,380,000	2,573,375
IASIS Healthcare LLC, 8.75%, 6/15/2014		4,180,000	4,258,375
Novasep Holding SAS, 144A, 9.625%, 12/15/2016	EUR	2,445,000	3,199,142
Talecris Biotherapeutics Holdings Corp., 144A, 7.75%, 11/15/2016		575,000	577,875
The Cooper Companies, Inc., 7.125%, 2/15/2015		5,700,000	5,664,375
Valeant Pharmaceuticals International, 144A, 8.375%, 6/15/2016		2,355,000	2,460,975
Vanguard Health Holding Co. II, LLC, 144A, 8.0%, 2/1/2018		3,320,000	3,228,700
			87,234,445
Industrials 9.7%
Acco Brands Corp., 144A, 10.625%, 3/15/2015		850,000	928,625
Actuant Corp., 6.875%, 6/15/2017		2,290,000	2,221,300
ARAMARK Corp., 8.5%, 2/1/2015		4,345,000	4,442,762
BE Aerospace, Inc., 8.5%, 7/1/2018 (b)		1,000,000	1,067,500
Belden, Inc.:
7.0%, 3/15/2017		2,840,000	2,797,400
144A, 9.25%, 6/15/2019		2,635,000	2,812,862
Bombardier, Inc.:
144A, 7.5%, 3/15/2018		1,105,000	1,151,963
144A, 7.75%, 3/15/2020		2,760,000	2,884,200
Cenveo Corp.:
144A, 8.875%, 2/1/2018		7,095,000	7,174,819
144A, 10.5%, 8/15/2016		910,000	927,063
Clean Harbors, Inc., 7.625%, 8/15/2016		1,870,000	1,898,050
Congoleum Corp., 8.625%, 8/1/2008**		6,765,000	1,420,650
Corrections Corp. of America, 7.75%, 6/1/2017		1,170,000	1,222,650
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		840,000	883,050
Esco Corp., 144A, 4.132%***, 12/15/2013		1,875,000	1,664,062
Garda World Security Corp., 144A, 9.75%, 3/15/2017 (b)		3,020,000	3,091,725
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013		2,365,000	2,385,694
Iron Mountain, Inc., 8.375%, 8/15/2021		4,180,000	4,347,200
K. Hovnanian Enterprises, Inc.:
8.875%, 4/1/2012		3,470,000	3,201,075
10.625%, 10/15/2016 (b)		2,865,000	3,051,225
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		8,085,000	8,145,637
7.625%, 12/1/2013		7,670,000	7,842,575
144A, 8.0%, 2/1/2018		5,545,000	5,683,625
Kansas City Southern Railway Co., 8.0%, 6/1/2015		5,425,000	5,635,219
McJunkin Red Man Corp., 144A, 9.5%, 12/15/2016		4,820,000	4,922,425
Mobile Mini, Inc., 9.75%, 8/1/2014		3,435,000	3,555,225
Navios Maritime Holdings, Inc.:
144A, 8.875%, 11/1/2017		1,650,000	1,707,750
9.5%, 12/15/2014		5,285,000	5,324,637
Oshkosh Corp.:
144A, 8.25%, 3/1/2017		585,000	604,013
144A, 8.5%, 3/1/2020		1,180,000	1,221,300
Owens Corning, Inc., 9.0%, 6/15/2019		3,640,000	4,289,401
Ply Gem Industries, Inc., 144A, 13.125%, 7/15/2014		3,620,000	3,755,750
RailAmerica, Inc., 9.25%, 7/1/2017		2,673,000	2,850,086
RBS Global, Inc. & Rexnord Corp.:
9.5%, 8/1/2014		1,225,000	1,274,000
11.75%, 8/1/2016 (b)		925,000	992,063
Rearden G Holdings EINS GmbH, 144A, 7.875%, 3/30/2020 (b)		1,085,000	1,098,563
Sitel LLC, 144A, 11.5%, 4/1/2018		4,540,000	4,574,050
Spirit AeroSystems, Inc., 144A, 7.5%, 10/1/2017		1,730,000	1,773,250
Titan International, Inc., 8.0%, 1/15/2012		10,405,000	10,405,000
TransDigm, Inc.:
7.75%, 7/15/2014		1,705,000	1,743,362
144A, 7.75%, 7/15/2014		1,675,000	1,716,875
Triumph Group, Inc., 8.0%, 11/15/2017		575,000	575,000
United Rentals North America, Inc.:
7.0%, 2/15/2014		8,020,000	7,418,500
9.25%, 12/15/2019 (b)		6,780,000	6,915,600
10.875%, 6/15/2016		2,520,000	2,740,500
USG Corp., 144A, 9.75%, 8/1/2014		1,675,000	1,775,500
			148,113,781
Information Technology 3.6%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		4,445,000	3,133,725
Equinix, Inc., 8.125%, 3/1/2018		5,890,000	6,096,150
First Data Corp., 9.875%, 9/24/2015 (b)		8,700,000	7,503,750
Freescale Semiconductor, Inc., 8.875%, 12/15/2014		6,055,000	5,782,525
Jabil Circuit, Inc., 7.75%, 7/15/2016		1,130,000	1,189,325
JDA Software Group, Inc., 144A, 8.0%, 12/15/2014		1,140,000	1,185,600
MasTec, Inc., 7.625%, 2/1/2017		3,985,000	3,870,431
Seagate Technology International, 144A, 10.0%, 5/1/2014		1,820,000	2,061,150
SunGard Data Systems, Inc.:
10.25%, 8/15/2015		13,985,000	14,701,732
10.625%, 5/15/2015 (b)		2,865,000	3,122,850
Unisys Corp., 144A, 12.75%, 10/15/2014		3,065,000	3,574,556
Vangent, Inc., 9.625%, 2/15/2015		2,270,000	2,111,100
			54,332,894
Materials 10.6%
Appleton Papers, Inc., 144A, 11.25%, 12/15/2015		1,681,000	1,546,520
ARCO Chemical Co., 9.8%, 2/1/2020**		11,201,000	10,360,925
Ashland, Inc., 144A, 9.125%, 6/1/2017		2,840,000	3,180,800
Berry Plastics Corp., 8.25%, 11/15/2015		5,135,000	5,167,094
Boise Paper Holdings LLC, 144A, 8.0%, 4/1/2020 (b)		1,375,000	1,375,000
Clondalkin Acquisition BV, 144A, 2.257%***, 12/15/2013		3,860,000	3,623,575
Compass Minerals International, Inc., 144A, 8.0%, 6/1/2019		3,305,000	3,437,200
CPG International I, Inc., 10.5%, 7/1/2013		7,400,000	7,418,500
Crown Americas LLC, 144A, 7.625%, 5/15/2017		1,210,000	1,261,425
Domtar Corp., 10.75%, 6/1/2017		2,940,000	3,572,100
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		10,940,000	11,049,400
Exopack Holding Corp., 11.25%, 2/1/2014		9,845,000	10,263,412
GEO Specialty Chemicals, Inc.:
144A, 7.5%***, 3/31/2015 (PIK)		7,287,779	5,830,223
10.0%, 3/31/2015		7,174,400	5,739,520
Georgia Gulf Corp., 144A, 9.0%, 1/15/2017 (b)		560,000	585,900
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017		3,515,000	3,655,600
144A, 8.25%, 5/1/2016		4,315,000	4,703,350
Graphic Packaging International, Inc., 9.5%, 6/15/2017 (b)		6,355,000	6,783,962
Greif, Inc., 7.75%, 8/1/2019		910,000	946,400
Hexcel Corp., 6.75%, 2/1/2015		11,780,000	11,662,200
Innophos, Inc., 8.875%, 8/15/2014		1,485,000	1,529,550
Jefferson Smurfit Corp., 8.25%, 10/1/2012**		6,805,000	6,056,450
Koppers, Inc., 144A, 7.875%, 12/1/2019		3,425,000	3,527,750
Kronos International, Inc., 6.5%, 4/15/2013	EUR	1,440,000	1,633,747
Lumena Resources Corp., 144A, 12.0%, 10/27/2014		8,740,000	7,866,000
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		1,450,000	1,236,125
NewMarket Corp., 7.125%, 12/15/2016		6,860,000	6,825,700
Novelis, Inc.:
7.25%, 2/15/2015		3,555,000	3,430,575
11.5%, 2/15/2015		2,830,000	3,045,788
Owens-Brockway Glass Container, Inc., 6.75%, 12/1/2014	EUR	2,015,000	2,775,992
Plastipak Holdings, Inc., 144A, 10.625%, 8/15/2019		610,000	678,625
Radnor Holdings Corp., 11.0%, 3/15/2010**		1,510,000	151
Silgan Holdings, Inc., 7.25%, 8/15/2016		3,235,000	3,356,313
Smurfit-Stone Container Enterprises, Inc., 8.375%, 7/1/2012**		1,490,000	1,322,375
Solo Cup Co., 10.5%, 11/1/2013		3,475,000	3,666,125
United States Steel Corp., 7.375%, 4/1/2020		3,860,000	3,869,650
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		5,125,000	5,189,062
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)		5,369,256	4,590,714
			162,763,798
Telecommunication Services 10.5%
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		5,515,000	5,583,937
8.75%, 3/15/2018		3,155,000	3,182,606
Clearwire Communications LLC, 144A, 12.0%, 12/1/2015		3,995,000	4,064,912
Cricket Communications, Inc.:
9.375%, 11/1/2014		10,345,000	10,526,037
10.0%, 7/15/2015 (b)		2,380,000	2,475,200
Crown Castle International Corp., 9.0%, 1/15/2015		6,170,000	6,679,025
Digicel Ltd., 144A, 8.25%, 9/1/2017		8,815,000	8,726,850
Digicel Group Ltd., 144A, 10.5%, 4/15/2018 (b)		1,530,000	1,595,608
ERC Ireland Preferred Equity Ltd., 144A, 7.662%***, 2/15/2017 (PIK)	EUR	3,869,623	2,197,342
GCI, Inc., 144A, 8.625%, 11/15/2019		855,000	871,031
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012**		1,566,608	642,309
Hughes Network Systems LLC, 9.5%, 4/15/2014		8,630,000	8,781,025
Intelsat Corp.:
9.25%, 8/15/2014		1,180,000	1,209,500
9.25%, 6/15/2016 (b)		13,985,000	14,649,287
Intelsat Jackson Holdings Ltd.:
144A, 8.5%, 11/1/2019		2,865,000	3,008,250
11.25%, 6/15/2016		2,895,000	3,133,838
Intelsat Subsidiary Holding Co., Ltd.:
8.875%, 1/15/2015		7,115,000	7,346,237
Series B, 144A, 8.875%, 1/15/2015		1,600,000	1,644,000
MetroPCS Wireless, Inc., 9.25%, 11/1/2014 (b)		20,370,000	20,811,900
New Communications Holdings, Inc.:
144A, 7.875%, 4/15/2015 (d)		530,000	544,575
144A, 8.25%, 4/15/2017 (d)		3,170,000	3,225,475
144A, 8.5%, 4/15/2020 (d)		4,235,000	4,266,762
144A, 8.75%, 4/15/2022 (d)		545,000	545,000
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		2,960,000	2,886,000
Qwest Communications International, Inc.:
144A, 7.125%, 4/1/2018 (b)		2,770,000	2,860,025
144A, 8.0%, 10/1/2015		2,845,000	3,029,925
SBA Telecommunications, Inc.:
144A, 8.0%, 8/15/2016		945,000	994,613
144A, 8.25%, 8/15/2019		1,260,000	1,341,900
Sprint Nextel Corp., 8.375%, 8/15/2017 (b)		5,650,000	5,678,250
Telesat Canada, 11.0%, 11/1/2015		12,100,000	13,461,250
tw telecom holdings, Inc., 144A, 8.0%, 3/1/2018		1,105,000	1,129,863
West Corp., 9.5%, 10/15/2014		3,280,000	3,370,200
Windstream Corp.:
7.0%, 3/15/2019		3,405,000	3,175,163
7.875%, 11/1/2017		6,425,000	6,328,625
8.625%, 8/1/2016		575,000	587,938
			160,554,458
Utilities 4.2%
AES Corp.:
8.0%, 10/15/2017		2,680,000	2,720,200
8.0%, 6/1/2020		4,120,000	4,104,550
Energy Future Holdings Corp., 10.875%, 11/1/2017		3,775,000	2,802,937
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		2,675,000	2,775,313
Mirant North America LLC, 7.375%, 12/31/2013		2,235,000	2,229,413
NRG Energy, Inc.:
7.25%, 2/1/2014		19,585,000	19,731,887
7.375%, 2/1/2016		8,430,000	8,366,775
7.375%, 1/15/2017		9,440,000	9,345,600
NV Energy, Inc.:
6.75%, 8/15/2017		3,900,000	3,957,478
8.625%, 3/15/2014		1,263,000	1,294,575
RRI Energy, Inc., 7.875%, 6/15/2017 (b)		1,205,000	1,081,488
Suburban Propane Partners LP, 7.375%, 3/15/2020		780,000	792,675
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		8,195,000	5,695,525
			64,898,416
Total Corporate Bonds (Cost $1,386,787,817)			1,368,905,336

Loan Participations and Assignments 8.6%
Senior Loans
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%***, 6/1/2010**		3,500,000	0
Aspect Software, Inc., Second Lien Term Loan, 7.313%***, 7/11/2012		6,000,000	5,795,010
Big West Oil LLC, Term Loan, LIBOR plus 9.5%, 2/19/2015		1,620,000	1,645,645
Bombardier Recreational Products, Inc., Term Loan, 3.25%***, 6/28/2013		810,000	715,838
Buffets, Inc.:
Letter of Credit Term Loan B, 7.501%***, 5/1/2013 (PIK)		593,546	587,610
Second Lien Term Loan, 1.499%***, plus 16.25% (PIK), 5/1/2013		3,041,535	3,011,119
Incremental Term Loan, 18.0%***, 4/30/2012		877,296	895,939
Charter Communications Operating LLC, Term Loan, 7.25%***, 3/6/2014		9,934,646	10,207,849
Clarke American Corp., Term Loan B, 2.79%***, 6/30/2014		1,076,805	987,161
Ford Motor Co., Term Loan, 3.26%***, 12/16/2013		6,478,288	6,282,806
Freescale Semiconductor, Inc.:
Term Loan B, LIBOR plus 1.75%, 11/29/2013		3,542,155	3,355,554
Incremental Term Loan, 12.5%, 12/15/2014		5,616,704	5,796,888
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, 2.248%***, 3/26/2014		7,731,498	6,525,191
Letter of Credit, 2.29%***, 3/26/2014		459,808	388,066
Term Loan, 10.5%***, 3/26/2014		2,462,625	2,431,460
Hexion Specialty Chemicals, Inc.:
Term Loan C1, 2.563%***, 5/6/2013		6,442,643	6,096,351
Term Loan C2, 2.563%***, 5/6/2013		3,119,267	2,951,607
Term Loan C1, 4.063%***, 5/5/2015		751,193	709,690
Term Loan C2, 4.063%***, 5/5/2015		331,938	313,599
IASIS Healthcare LLC, Term Loan, 5.499%***, 6/13/2014 (PIK)		5,149,526	4,818,051
Kabel Deutschland GmbH, 7.99%***, 11/18/2014 (PIK)	EUR	13,317,968	18,059,152
OSI Restaurant Partners LLC:
Term Loan, 2.507%***, 6/14/2013		452,868	423,092
Term Loan B, 2.625%***, 6/14/2014		5,095,579	4,760,544
Sabre, Inc., Term Loan B, 2.248%***, 9/30/2014		2,758,873	2,577,049
Sbarro, Inc., Term Loan, 4.762%***, 1/31/2014		2,380,666	2,196,914
Scorpion Holding Ltd., Second Lien Term Loan, 7.752%***, 11/29/2010		10,910,000	10,473,600
Texas Competitive Electric Holdings Co., LLC:
Term Loan B2, 3.729%***, 10/10/2014		2,757,228	2,271,735
Term Loan B3, 3.729%***, 10/10/2014		23,580,178	19,232,583
Tribune Co., Term Loan B, 5.25%***, 6/4/2014**		4,948,125	3,175,311
US Foodservice, Inc., Term Loan B, 2.75%***, 5/29/2012		3,780,000	3,478,791
VML US Finance LLC:
Delayed Draw Term Loan B, 4.8%***, 5/25/2012		861,006	837,544
Term Loan B, 4.8%***, 5/27/2013		1,490,626	1,450,007
Total Loan Participations and Assignments (Cost $137,289,599)			132,451,756

Preferred Security 0.4%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $4,453,166)		6,975,000	5,580,000
	Shares	Value ($)

Common Stocks 0.1%
Consumer Discretionary 0.1%
Buffets Restaurants Holdings, Inc.*	124,104	757,034
Dex One Corp.*	31,010	865,799
SuperMedia, Inc.*	5,784	236,567
Vertis Holdings, Inc.*	66,836	0
		1,859,400
Industrials 0.0%
World Color Press, Inc.*	20,325	242,884
Materials 0.0%
GEO Specialty Chemicals, Inc.*	136,705	116,199
GEO Specialty Chemicals, Inc. 144A*	12,448	10,581
		126,780
Total Common Stocks (Cost $21,054,555)		2,229,064

Warrants 0.0%
Financials 0.0%
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*	911,300	1,943
Industrials 0.0%
World Color Press, Inc., Expiration Date 7/20/2014*	23,038	95,032
Materials 0.0%
Ashland, Inc., Expiration Date 3/31/2029*	6,700	0
Total Warrants (Cost $1,482,531)		96,975

Securities Lending Collateral 6.1%
Daily Assets Fund Institutional, 0.22% (e) (f) (Cost $93,442,578)	93,442,578	93,442,578

Cash Equivalents 1.2%
Central Cash Management Fund, 0.16% (e) (Cost $18,423,757)	18,423,757	18,423,757
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,662,934,003)+	105.8	1,621,129,466
Other Assets and Liabilities, Net (b)	(5.8)	(88,652,292)
Net Assets	100.0	1,532,477,174
* Non-income producing security.
** Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds and senior loans that are in default:
Securities	Coupon	Maturity Date	Principal Amount		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan	9.5%	6/1/2010	3,500,000	USD	3,508,969	0
ARCO Chemical Co.	9.8%	2/1/2020	11,201,000	USD	12,830,594	10,360,925
Buffalo Thunder Development Authority	9.375%	12/15/2014	1,705,000	USD	1,705,294	225,913
CanWest MediaWorks LP	9.25%	8/1/2015	2,875,000	USD	2,875,000	952,344
Congoleum Corp.	8.625%	8/1/2008	6,765,000	USD	6,665,724	1,420,650
Eaton Vance Corp., CDO II	13.68%	7/15/2012	3,079,470	USD	1,697,739	0
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	3,640,000	USD	3,678,587	40,950
Grupo Iusacell Celular SA de CV	10.0%	3/31/2012	1,566,608	USD	1,490,778	642,309
Jefferson Smurfit Corp.	8.25%	10/1/2012	6,805,000	USD	5,194,550	6,056,450
New ASAT (Finance) Ltd.	9.25%	2/1/2011	4,710,000	USD	4,145,019	836,025
Radnor Holdings Corp.	11.0%	3/15/2010	1,510,000	USD	1,333,438	151
Reader's Digest Association, Inc.	9.0%	2/15/2017	2,505,000	USD	2,455,962	25,050
Simmons Co.	10.0%	12/15/2014	11,875,000	USD	9,930,050	222,656
Smurfit-Stone Container Enterprises, Inc.	8.375%	7/1/2012	1,490,000	USD	1,147,300	1,322,375
Tribune Co.	5.25%	6/4/2014	4,948,125	USD	4,945,032	3,175,311
Tropicana Entertainment LLC	9.625%	12/15/2014	8,975,000	USD	7,018,944	7,853
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	855,000	USD	869,813	4,275
Young Broadcasting, Inc.	8.75%	1/15/2014	15,800,000	USD	15,022,233	110,600
					$ 86,515,026	$ 25,403,837
*** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2010.
+ The cost for federal income tax purposes was $1,667,810,572. At March 31, 2010, net unrealized depreciation for all securities based on tax cost was $46,681,106. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $71,918,956 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $118,600,062.
(a) Principal amount stated in US dollars unless otherwise noted.
(b) All or a portion of these securities were on loan (see Notes to Financial Statements), amounting to $86,621,380. In addition, included in other assets and liabilities, net are pending sales, amounting to $2,696,014, which are also on loan. The value of all securities loaned at March 31, 2010 amounted to $89,317,394, which is 5.8% of net assets.
(c) Security has deferred its 6/15/2008 and 12/15/2008 interest payments until 8/15/2012.
(d) When-issued security.
(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation.
LIBOR: London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

At March 31, 2010, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	70,234,900	USD	93,851,174	4/26/2010	(1,014,061)	Citigroup, Inc.
EUR	97,800	USD	131,680	4/26/2010	(417)	JPMorgan Chase Securities, Inc.
EUR	205,100	USD	274,901	4/26/2010	(2,125)	Citigroup, Inc.
Total unrealized depreciation					(1,016,603)
Currency Abbreviations
EUR Euro USD United States Dollar

For information on the Fund's policy and additional disclosures regarding forward foreign currency exchange contracts, please refer to the Derivatives section of Note A in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (g)
Corporate Bonds	$ —	$ 1,353,779,693	$ 15,125,643	$ 1,368,905,336
Loan Participations and Assignments	—	116,853,673	15,598,083	132,451,756
Preferred Security	—	5,580,000	—	5,580,000
Common Stocks (g)	1,345,250	757,034	126,780	2,229,064
Warrants (g)	—	95,032	1,943	96,975
Short-Term Investments (g)	111,866,335	—	—	111,866,335
Total	$ 113,211,585	$ 1,477,065,432	$ 30,852,449	$ 1,621,129,466
Liabilities
Derivatives (h)	$ —	$ (1,016,603)	$ —	$ (1,016,603)
Total	$ —	$ (1,016,603)	$ —	$ (1,016,603)
(g) See Investment Portfolio for additional detailed categorizations.
(h) Derivatives include unrealized appreciation (depreciation) on open forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Loan Participations and Assignments	Common Stocks
Balance as of September 30, 2009	$ 14,572,411	$ 2,320,597	$ 126,780
Realized gain (loss)	—	(1,874,070)	—
Change in unrealized appreciation (depreciation)	(54,097)	3,184,787	—
Amortization premium/discount	561,064	145,338	—
Net purchases (sales)	46,265	8,078,373	—
Net transfers in (out) of Level 3	—	3,743,058	—
Balance as of March 31, 2010	$ 15,125,643	$ 15,598,083	$ 126,780
Net change in unrealized appreciation (depreciation) from investments still held at March 31, 2010	$ (54,097)	$ 1,342,414	$ —
	Convertible Preferred Stocks	Warrants	Total
Balance as of September 30, 2009	$ 0	$ 66,030	$ 17,085,818
Realized gain (loss)	(40,954)	—	(1,915,024)
Change in unrealized appreciation (depreciation)	40,954	(20,737)	3,150,907
Amortization premium/discount	—	—	706,402
Net purchases (sales)	0	—	8,124,638
Net transfers in (out) of Level 3	—	(43,350)	3,699,708
Balance as of March 31, 2010	$ —	$ 1,943	$ 30,852,449
Net change in unrealized appreciation (depreciation) from investments still held at March 31, 2010	$ —	$ (20,737)	$ 1,267,580

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of March 31, 2010 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $1,551,067,668) — including $86,621,380 of securities loaned	$ 1,509,263,131
Investment in Daily Assets Fund Institutional (cost $93,442,578)*	93,442,578
Investment in Central Cash Management Fund (cost $18,423,757)	18,423,757
Total investments, at value (cost $1,662,934,003)	1,621,129,466
Foreign currency, at value (cost $4,198,451)	4,198,544
Receivable for investments sold	31,603,284
Receivable for Fund shares sold	1,089,874
Interest receivable	31,117,879
Foreign taxes recoverable	773
Other assets	57,019
Total assets	1,689,196,839
Liabilities
Cash overdraft	2,038,586
Payable upon return of securities loaned	93,442,578
Payable for investments purchased	28,003,577
Payable for investments purchased — when-issued securities	27,396,927
Payable for Fund shares redeemed	2,728,396
Net payable on closed forward foreign currency exchange contracts	299
Unrealized depreciation on open forward foreign currency exchange contracts	1,016,603
Accrued management fee	625,076
Other accrued expenses and payables	1,467,623
Total liabilities	156,719,665
Net assets, at value	$ 1,532,477,174
Net Assets Consist of
Accumulated distributions in excess of net investment income	(630,084)
Net unrealized appreciation (depreciation) on: Investments	(41,804,537)
Foreign currency	(1,090,352)
Accumulated net realized gain (loss)	(1,460,320,750)
Paid-in capital	3,036,322,897
Net assets, at value	$ 1,532,477,174
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of March 31, 2010 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($1,313,278,553 ÷ 280,170,310 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 4.69
Maximum offering price per share (100 ÷ 95.50 of $4.69)	$ 4.91

Class B

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($39,246,173 ÷ 8,375,031 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)
$ 4.69

Class C

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($113,657,863 ÷ 24,218,102 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)
$ 4.69

Institutional Class

Net Asset Value, offering and redemption price(a) per share ($66,294,585 ÷ 14,134,684 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)
$ 4.69
(a) Redemption price per share for shares held less than 30 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended March 31, 2010 (Unaudited)
Investment Income
Income: Interest	$ 71,173,997
Income distributions — affiliated cash management vehicles	10,479
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	79,741
Total Income	71,264,217
Expenses: Management fee	3,403,383
Administration fee	759,595
Services to shareholders	950,765
Custodian fee	25,357
Distribution and service fees	2,242,573
Professional fees	111,942
Trustees' fees and expenses	22,913
Reports to shareholders	70,487
Registration fees	46,521
Other	50,222
Total expenses	7,683,758
Net investment income	63,580,459
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	23,136,569
Foreign currency	10,249,587
33,386,156
Change in net unrealized appreciation (depreciation) on: Investments	49,825,481
Foreign currency	(1,901,757)
47,923,724
Net gain (loss)	81,309,880
Net increase (decrease) in net assets resulting from operations	$ 144,890,339

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended March 31, 2010 (Unaudited)	Year Ended September 30, 2009
Operations: Net investment income	$ 63,580,459	$ 118,694,272
Net realized gain (loss)	33,386,156	(176,022,758)
Change in net unrealized appreciation (depreciation)	47,923,724	213,091,722
Net increase (decrease) in net assets resulting from operations	144,890,339	155,763,236
Distributions to shareholders from: Net investment income: Class A	(53,236,143)	(100,951,682)
Class B	(1,542,554)	(3,755,029)
Class C	(4,194,929)	(7,984,878)
Institutional Class	(3,442,964)	(6,452,177)
Return of capital: Class A	—	(452,048)
Class B	—	(16,814)
Class C	—	(35,755)
Institutional Class	—	(28,892)
Total distributions	(62,416,590)	(119,677,275)
Fund share transactions: Proceeds from shares sold	91,880,871	264,807,760
Reinvestment of distributions	44,893,289	76,686,756
Cost of shares redeemed	(204,369,422)	(381,039,641)
Redemption fees	9,061	52,483
Net increase (decrease) in net assets from Fund share transactions	(67,586,201)	(39,492,642)
Increase (decrease) in net assets	14,887,548	(3,406,681)
Net assets at beginning of period	1,517,589,626	1,520,996,307
Net assets at end of period (including accumulated distributions in excess of net investment income of $630,084 and $1,793,953, respectively)	$ 1,532,477,174	$ 1,517,589,626

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended September 30,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 4.44	$ 4.32	$ 5.24	$ 5.37	$ 5.42	$ 5.43
Income (loss) from investment operations: Net investment income[b]	.19	.35	.39	.42	.42	.44
Net realized and unrealized gain (loss)	.25	.12	(.90)	(.08)	(.02)	.00***
Total from investment operations	.44	.47	(.51)	.34	.40	.44
Less distributions from: Net investment income	(.19)	(.35)	(.41)	(.47)	(.45)	(.45)
Return of capital	—	(.00)***	—	—	—	—
Total distributions	(.19)	(.35)	(.41)	(.47)	(.45)	(.45)
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 4.69	$ 4.44	$ 4.32	$ 5.24	$ 5.37	$ 5.42
Total Return (%)[c]	10.08**	12.91	(10.40)[d]	6.39[d]	7.77	8.12[d]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,313	1,271	1,277	1,715	1,809	1,926
Ratio of expenses before expense reductions (%)	.95*	.96	.99	.97	.96	.96
Ratio of expenses after expense reductions (%)	.95*	.96	.98	.96	.96	.96
Ratio of net investment income (%)	8.43*	9.16	7.92	7.70	7.84	8.00
Portfolio turnover rate (%)	42**	69	61	66	100	113
[a] For the six months ended March 31, 2010 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charges.
[d] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class B Years Ended September 30,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 4.44	$ 4.32	$ 5.24	$ 5.37	$ 5.42	$ 5.43
Income (loss) from investment operations: Net investment income[b]	.17	.32	.35	.37	.38	.39
Net realized and unrealized gain (loss)	.25	.12	(.90)	(.08)	(.02)	.01
Total from investment operations	.42	.44	(.55)	.29	.36	.40
Less distributions from: Net investment income	(.17)	(.32)	(.37)	(.42)	(.41)	(.41)
Return of capital	—	(.00)***	—	—	—	—
Total distributions	(.17)	(.32)	(.37)	(.42)	(.41)	(.41)
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 4.69	$ 4.44	$ 4.32	$ 5.24	$ 5.37	$ 5.42
Total Return (%)[c]	9.64**	11.98	(11.13)[d]	5.53[d]	6.87	7.45[d]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	39	44	62	115	165	212
Ratio of expenses before expense reductions (%)	1.77*	1.77	1.81	1.76	1.76	1.81
Ratio of expenses after expense reductions (%)	1.77*	1.77	1.80	1.76	1.76	1.80
Ratio of net investment income (%)	7.61*	8.35	7.10	6.90	7.04	7.15
Portfolio turnover rate (%)	42**	69	61	66	100	113
[a] For the six months ended March 31, 2010 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charges.
[d] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class C Years Ended September 30,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 4.44	$ 4.33	$ 5.25	$ 5.38	$ 5.43	$ 5.44
Income (loss) from investment operations: Net investment income[b]	.17	.32	.35	.38	.38	.39
Net realized and unrealized gain (loss)	.25	.12	(.90)	(.08)	(.02)	.01
Total from investment operations	.42	.44	(.55)	.30	.36	.40
Less distributions from: Net investment income	(.17)	(.33)	(.37)	(.43)	(.41)	(.41)
Return of capital	—	(.00)***	—	—	—	—
Total distributions	(.17)	(.33)	(.37)	(.43)	(.41)	(.41)
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 4.69	$ 4.44	$ 4.33	$ 5.25	$ 5.38	$ 5.43
Total Return (%)[c]	9.67**	11.80	(11.04)[d]	5.59[d]	6.94	7.49[d]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	114	110	111	162	159	153
Ratio of expenses before expense reductions (%)	1.70*	1.72	1.75	1.72	1.71	1.75
Ratio of expenses after expense reductions (%)	1.70*	1.72	1.74	1.72	1.71	1.74
Ratio of net investment income (%)	7.68*	8.40	7.16	6.94	7.09	7.21
Portfolio turnover rate (%)	42**	69	61	66	100	113
[a] For the six months ended March 31, 2010 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of sales charges.
[d] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Institutional Class Years Ended September 30,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 4.44	$ 4.33	$ 5.25	$ 5.38	$ 5.42	$ 5.43
Income (loss) from investment operations: Net investment income[b]	.20	.36	.40	.43	.44	.46
Net realized and unrealized gain (loss)	.25	.12	(.90)	(.08)	(.01)	.00***
Total from investment operations	.45	.48	(.50)	.35	.43	.46
Less distributions from: Net investment income	(.20)	(.37)	(.42)	(.48)	(.47)	(.47)
Return of capital	—	(.00)***	—	—	—	—
Total distributions	(.20)	(.37)	(.42)	(.48)	(.47)	(.47)
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 4.69	$ 4.44	$ 4.33	$ 5.25	$ 5.38	$ 5.42
Total Return (%)	10.24**	13.00	(10.09)[c]	6.70[c]	8.33[c]	8.49[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	66	92	71	31	18	13
Ratio of expenses before expense reductions (%)	.67*	.67	.70	.65	.69	.66
Ratio of expenses after expense reductions (%)	.67*	.67	.69	.64	.68	.59
Ratio of net investment income (%)	8.71*	9.45	8.21	8.02	8.12	8.36
Portfolio turnover rate (%)	42**	69	61	66	100	113
[a] For the six months ended March 31, 2010 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS High Income Fund (the "Fund"), is a diversified series of the DWS High Income Series (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Debt securities are valued by independent pricing services approved by the Trustees of the Fund. If the pricing services are unable to provide valuations, the securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains/appreciation and loss/depreciation on investments.

Securities Lending. The Fund may lend securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Senior Loans. Senior loans are portions of loans originated by banks and sold in pieces to investors. These US dollar-denominated fixed and floating rate loans ("Loans") in which the Fund invests, are arranged through private negotiations between the borrower and one or more financial institutions ("Lenders"). The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. All Senior Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Derivatives. Authoritative accounting guidance requires that disclosures about the Fund's derivative and hedging activities and derivatives accounted for as hedging instruments must be disclosed separately from derivatives that do not qualify for hedge accounting. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the Fund's derivatives are not accounted for as hedging instruments. As such, even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund's derivatives are not considered to be hedging instruments. The disclosure below is presented in accordance with authoritative accounting guidance.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract (forward currency contract) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward foreign currency exchange contracts as of March 31, 2010 is included in a table following the Fund's Investment Portfolio. For the six months ended March 31, 2010, the Fund invested in forward foreign currency exchange contracts with a total contract value generally indicative of a range from approximately $88,774,000 to $110,994,000.

The following table summarizes the value of the Fund's derivative instruments held as of March 31, 2010 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Liability Derivative	Forward Contracts
Foreign Exchange Contracts (a)	$ (1,016,902)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Unrealized depreciation on forward foreign currency exchange contracts and net payable on closed forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended March 31, 2010 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Forward Contracts
Foreign Exchange Contracts (a)	9,789,827

The above derivative is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)
Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts
Foreign Exchange Contracts (a)	(1,715,176)

The above derivative is located in the following Statement of Operations account:

(a) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At September 30, 2009, the Fund had a net tax basis capital loss carryforward of approximately $1,348,238,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until September 30, 2010 ($283,200,000), September 30, 2011 ($620,426,000), September 30, 2012 ($194,012,000), September 30, 2013 ($13,591,000), September 30, 2014 ($44,333,000), September 30, 2015 ($38,251,000), September 30, 2016 ($21,744,000) and September 30, 2017 ($132,681,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2008 through September 30, 2009, the Fund incurred approximately $136,524,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended September 30, 2010.

The Fund has reviewed the tax positions for the open tax years as of September 30, 2009, and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on all Fund shares redeemed or exchanged within 30 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Purchases and Sales of Securities

During the six months ended March 31, 2010, purchases and sales of investment securities (excluding short-term investments) aggregated $625,463,069 and $681,201,763, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund paid a monthly management fee, computed and accrued daily and payable monthly, at the following annual rates:

First $250 million of the Fund's average daily net assets	.48%
Next $750 million of such net assets	.45%
Next $1.5 billion of such net assets	.43%
Next $2.5 billion of such net assets	.41%
Next $2.5 billion of such net assets	.38%
Next $2.5 billion of such net assets	.36%
Next $2.5 billion of such net assets	.34%
Over $12.5 billion of such net assets	.32%

Accordingly, for the six months ended March 31, 2010, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate of 0.45% of the Fund's average daily net assets.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2010, the Administration Fee was $759,595, of which $128,822 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended March 31, 2010, the amounts charged to the Fund by DISC were as follows:

Service Provider Fees	Total Aggregated	Unpaid at March 31, 2010
Class A	$ 581,492	$ 315,296
Class B	32,143	21,067
Class C	48,622	26,617
Institutional Class	24,361	11,340
	$ 686,618	$ 374,320

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended March 31, 2010, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at March 31, 2010
Class B	$ 155,962	$ 27,281
Class C	418,220	71,317
	$ 574,182	$ 98,598

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pay these fees based upon the assets of shareholder accounts the firms service. For the six months ended March 31, 2010, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at March 31, 2010	Annualized Effective Rate
Class A	$ 1,484,058	$ 530,545.23%
Class B	49,982	15,718.24%
Class C	134,351	37,021.24%
	$ 1,668,391	$ 583,284

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended March 31, 2010, aggregated $7,854.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended March 31, 2010, the CDSC for Class B and C shares aggregated $43,431 and $6,493, respectively. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares. For the six months ended March 31, 2010, DIDI received an aggregate CDSC of $6,409 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended March 31, 2010, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $11,354, of which $8,627 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and other affiliated money market funds managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of the underlying money market funds. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

D. Investing in High Yield Securities

Investing in high yield securities may involve greater risks and considerations not typically associated with investing in US government bonds and other high quality fixed-income securities. These securities are non-investment grade securities, often referred to as "junk bonds." Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended March 31, 2010		Year Ended September 30, 2009
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	15,193,237	$ 69,891,033	49,413,043	$ 184,947,526
Class B	361,086	1,649,797	1,230,102	4,738,838
Class C	1,580,534	7,249,758	4,679,566	18,184,027
Institutional Class	2,869,604	13,090,283	14,498,711	56,937,369
		$ 91,880,871		$ 264,807,760
Shares issued to shareholders in reinvestment of distributions
Class A	8,430,607	$ 38,417,966	17,636,800	$ 66,663,380
Class B	205,313	934,968	509,476	1,903,523
Class C	637,136	2,908,253	1,292,344	4,875,407
Institutional Class	577,668	2,632,102	847,298	3,244,446
		$ 44,893,289		$ 76,686,756
Shares redeemed
Class A	(29,737,222)	$ (135,778,539)	(76,100,298)	$ (288,457,474)
Class B	(2,156,612)	(9,824,695)	(6,200,974)	(23,484,402)
Class C	(2,845,634)	(12,985,385)	(6,757,735)	(25,981,936)
Institutional Class	(10,040,582)	(45,780,803)	(10,943,180)	(43,115,829)
		$ (204,369,422)		$ (381,039,641)
Redemption fees		$ 9,061		$ 52,483
Net increase (decrease)
Class A	(6,113,378)	$ (27,461,327)	(9,050,455)	$ (36,799,146)
Class B	(1,590,213)	(7,239,890)	(4,461,396)	(16,840,451)
Class C	(627,964)	(2,826,957)	(785,825)	(2,921,048)
Institutional Class	(6,593,310)	(30,058,027)	4,402,829	17,068,003
		$ (67,586,201)		$ (39,492,642)

G. Review for Subsequent Events

Management has evaluated the events and transactions subsequent to period end and has determined that there were no material events that would require disclosure in the Fund's financial statements.

Other Information

Gary Sullivan, CFA, portfolio manager of the Fund, has changed his name to Gary Russell.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 9, 2009, As Revised November 20, 2009

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2009, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007 and 2008.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and serve in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 124 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Account Management Resources

For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B and C also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:

For shareholders of Classes A, B, C and Institutional Class:

(800) 621-1048

Web Site

www.dws-investments.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class A	Class B	Class C	Institutional Class
Nasdaq Symbol	KHYAX	KHYBX	KHYCX	KHYIX
CUSIP Number	23337M 107	23337M 206	23337M 305	23337M 404
Fund Number	008	208	308	513

Privacy Statement

Dear Valued Client:

Your confidence is important to us. So we want to make sure you know our policies regarding the handling of our clients' private information. The following information is issued by DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number, and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third-party service providers such as transfer agents, custodians and broker-dealers to assist us in processing transactions and servicing your account.

In addition, we may disclose the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. These organizations may only use client information for the purpose designated by the companies listed above. Additional requirements beyond federal law may be imposed by certain states. To the extent that these state laws apply, we will comply with them before we share information about you.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required to or may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

At any time, if you have questions about our policy, please write to us at:

DWS Investments
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415 September 2009

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)       There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Fund, a series of DWS High Income Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	June 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS High Income Fund, a series of DWS High Income Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	June 1, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 1, 2010